Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2022	2021
Vehicles	$515,068	$-
Electronic equipment	177,684	71,968
Production facilities	376,929	-
Battery and charging swap infrastructure	68,416	-
Furniture	45,524	-
Construction in process	601,603	-
Less: accumulated depreciation	(79,885)	(38,492)
Property and equipment, net	$1,705,339	$33,476

Depreciation expenses were $44,682, $13,508 and $39,573 for the years ended December 31, 2022, 2021 and 2020, respectively.